N-4	Apr. 21, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account C
Entity Central Index Key	0000353894
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Lincoln PathBuilder Income IRA
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No: There are no surrender charges associated with this Contract.	●N/A
Are There Transaction Charges?	No: There are no transaction charges associated with this Contract.	●N/A
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your contract specifications page in your Contract for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	0.25%[1]	0.25%[1]
	Base Contract – Guaranteed Withdrawal Benefit	1.00%[2]	2.00%[2]
	Fund fees and expenses	0.48%[3]	1.61%[3]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of the Income Base.
3As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $3,031	Highest Annual Cost: $4,072
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees	●Investment of $100,000 ●5% annual appreciation ●Most expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No: There are no surrender charges associated with this Contract.	●N/A

Transaction Charges [Text Block]
Are There Transaction Charges?	No: There are no transaction charges associated with this Contract.	●N/A

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your contract specifications page in your Contract for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	0.25%[1]	0.25%[1]
	Base Contract – Guaranteed Withdrawal Benefit	1.00%[2]	2.00%[2]
	Fund fees and expenses	0.48%[3]	1.61%[3]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of the Income Base.
3As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $3,031	Highest Annual Cost: $4,072
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees	●Investment of $100,000 ●5% annual appreciation ●Most expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.25%
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.61%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.As a percentage of the Income Base.
Investment Options Footnotes [Text Block]	3As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $3,031	Highest Annual Cost: $4,072
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees	●Investment of $100,000 ●5% annual appreciation ●Most expensive fund fees and expenses ●No additional Purchase Payments, transfers, or withdrawals ●No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 3,031
Highest Annual Cost [Dollars]	$ 4,072
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Surrenders and Withdrawals
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting
www.LincolnFinancial.com.
●Principal Risks

Investment Restrictions [Text Block]	Yes:●Not all investment options may be available for investment under your Contract.●The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.●Investment Requirements apply to the Guaranteed Withdrawal Benefit.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your financial professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.●This potential conflict of interest may influence your financial professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	●You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES
Base Contract Expense (as a percentage of average Contract Value)
Base Contract Expense	0.25%

Guaranteed Withdrawal Benefit:[1]
Guaranteed Maximum Annual Charge	2.00%
Current Annual Charge	1.00%
1As percentage of the Income Base established at the time of the contract issue, as increased Automatic Step-ups and decreased upon an Excess Withdrawal. This charge is deducted from the Contract Value on a quarterly basis.  The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.61%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48%	1.46%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES
Base Contract Expense (as a percentage of average Contract Value)
Base Contract Expense	0.25%

Guaranteed Withdrawal Benefit:[1]
Guaranteed Maximum Annual Charge	2.00%
Current Annual Charge	1.00%
1As percentage of the Income Base established at the time of the contract issue, as increased Automatic Step-ups and decreased upon an Excess Withdrawal. This charge is deducted from the Contract Value on a quarterly basis.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.25%
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.61%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48%	1.46%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.61%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$3,872	$11,745	$19,794	$40,713

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$3,872	$11,745	$19,794	$40,713

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$3,872	$11,745	$19,794	$40,713

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include:Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Any guarantees under the Guaranteed Withdrawal Benefit will be lost if your Contract Value is fully withdrawn or your Contract is liquidated. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract.Investment Requirements Risk. You will be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. See Appendix B – Investment Requirements. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements.Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. Any withdrawals will reduce the value of your Contract or the amount of money that you ultimately receive and could result in termination of the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, Excess Withdrawals or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. See The Contracts – Surrender and Withdrawals and Guaranteed Withdrawal Benefit.Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options will also be restricted as a result of Investment Requirements.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See Benefits Available Under the Contract — Advisory Fee Withdrawals for Optional Rider(s).Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.Tax Risk. You do not receive any additional tax deferral under a Contract purchased through a tax-qualified plan or IRA. Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½. Investments of the VAA must be diversified, and federal income tax law limits your right to choose particular investments of the Contract. We will withhold the taxable portion of each distribution made under a Contract unless you notify us in writing prior to the distribution that tax Is not to be withheld.Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are funded by our general account and are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following table summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.25% (as a percentage of average Contract Value)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Guaranteed Withdrawal Benefit	●Guaranteed lifetime periodic withdrawals; ●Automatic step-ups of the Income Base..	●2.00%	●Excess Withdrawals could significantly reduce or terminate the benefit. ●Investment Requirements apply.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●N/A.
Automatic Withdrawal Service (AWS)	Allows you to take periodic withdrawals from your Contract automatically.	None	●N/A ●Withdrawals are subject to applicable surrender charges, taxes, and tax penalties. ●May result in Excess Withdrawals under certain optional benefits.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.25% (as a percentage of average Contract Value)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Guaranteed Withdrawal Benefit	●Guaranteed lifetime periodic withdrawals; ●Automatic step-ups of the Income Base..	●2.00%	●Excess Withdrawals could significantly reduce or terminate the benefit. ●Investment Requirements apply.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●N/A.
Automatic Withdrawal Service (AWS)	Allows you to take periodic withdrawals from your Contract automatically.	None	●N/A ●Withdrawals are subject to applicable surrender charges, taxes, and tax penalties. ●May result in Excess Withdrawals under certain optional benefits.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractThe following is a list of funds currently available under the Contract. Investment Requirements related to the Guaranteed Withdrawal Benefit limit your ability to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	16.23%	3.42%	5.95%
Long-term growth of capital.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	13.72%	8.18%	13.37%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	15.07%	6.24%	7.86%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	9.33%	6.23%	N/A
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be reorganized to merge into the LVIP American Century Value Fund on or about June 5, 2026, subject to shareholders approval.	0.85%[2]	15.23%	9.84%	9.35%
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	12.67%	11.52%	17.00%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 11, 2026. Please consult your financial professional.	0.86%[2]	15.85%	11.47%	10.07%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%	12.43%	4.70%	6.06%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.04%	21.23%	7.85%	11.76%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	19.82%	12.98%	17.55%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	17.67%	13.51%	13.52%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	12.16%	4.33%	6.05%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	26.27%	3.01%	6.60%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	13.09%	7.97%	8.27%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%	5.49%	2.36%	2.76%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	8.63%	2.45%	3.42%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	15.26%	12.75%	13.27%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%[2]	6.40%	-0.65%	2.25%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	6.87%	-0.79%	1.88%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	33.98%	8.80%	7.62%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	35.26%	11.70%	8.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	18.39%	15.89%	13.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	13.30%	11.41%	9.93%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.24%	4.44%	5.38%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.82%	4.12%	5.28%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	4.87%	1.55%	2.03%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	18.81%	6.82%	9.46%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	6.14%	-3.54%	0.11%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	36.05%	10.96%	7.63%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
To maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%	12.95%	11.33%	10.29%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
To maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Service Class advised by Lincoln Financial Investments Corporation	0.79%	14.65%	12.58%	13.13%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.62%[2]	6.53%	-0.97%	1.42%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.75%	15.35%	5.59%	7.16%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	16.98%	6.90%	7.32%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	10.76%	7.14%	12.62%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	2.16%	8.97%	8.26%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Service Class	1.46%[2]	80.77%	8.48%	11.85%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [4]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [5]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Investment Requirements related to the Guaranteed Withdrawal Benefit limit your ability to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	16.23%	3.42%	5.95%
Long-term growth of capital.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	13.72%	8.18%	13.37%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	15.07%	6.24%	7.86%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	9.33%	6.23%	N/A
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be reorganized to merge into the LVIP American Century Value Fund on or about June 5, 2026, subject to shareholders approval.	0.85%[2]	15.23%	9.84%	9.35%
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	12.67%	11.52%	17.00%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 11, 2026. Please consult your financial professional.	0.86%[2]	15.85%	11.47%	10.07%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%	12.43%	4.70%	6.06%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.04%	21.23%	7.85%	11.76%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	19.82%	12.98%	17.55%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	17.67%	13.51%	13.52%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	12.16%	4.33%	6.05%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	26.27%	3.01%	6.60%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	13.09%	7.97%	8.27%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%	5.49%	2.36%	2.76%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	8.63%	2.45%	3.42%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	15.26%	12.75%	13.27%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%[2]	6.40%	-0.65%	2.25%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	6.87%	-0.79%	1.88%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	33.98%	8.80%	7.62%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	35.26%	11.70%	8.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	18.39%	15.89%	13.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	13.30%	11.41%	9.93%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.24%	4.44%	5.38%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.82%	4.12%	5.28%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	4.87%	1.55%	2.03%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	18.81%	6.82%	9.46%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	6.14%	-3.54%	0.11%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	36.05%	10.96%	7.63%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
To maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%	12.95%	11.33%	10.29%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
To maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Service Class advised by Lincoln Financial Investments Corporation	0.79%	14.65%	12.58%	13.13%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.62%[2]	6.53%	-0.97%	1.42%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.75%	15.35%	5.59%	7.16%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	16.98%	6.90%	7.32%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	10.76%	7.14%	12.62%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	2.16%	8.97%	8.26%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Service Class	1.46%[2]	80.77%	8.48%	11.85%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Appendix B — Investment RequirementsAs long as the Guaranteed Withdrawal Benefit rider is in effect, you will be subject to Investment Requirements. This means you will be limited in how much you can invest in certain Subaccounts of your Contract. You must comply with the Investment Requirements during the period of time you own the rider (the minimum time period for ownership, if any, is specified in the termination section). After that period, if you no longer comply with the Investment Requirements, the rider will be terminated. We impose Investment Requirements to reduce the risk of investment losses that may require use to use our own assets to make guaranteed payments under the rider. Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements in part because the reduction in volatility helps us reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us. We have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. If your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments. At the time you receive notice of a change to the Investment Requirements, you may: 1.submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or 2.take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or 3.terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements. At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 40% of Contract Value or Account Value.
LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP Government Money Market Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund LVIP Nomura Diversified Floating Rate Fund LVIP State Street Bond Index Fund
Group 2 Investments cannot exceed 60% of Contract Value or Account Value.
Invesco V.I. EQV International Equity Fund LVIP AllianceBernstein Large Cap Growth Fund LVIP American Century Large Company Value Fund LVIP American Century Ultra Fund LVIP American Global Growth Fund LVIP American Growth Fund LVIP American Growth-Income Fund LVIP American International Fund LVIP Baron Growth Opportunities Fund LVIP BlackRock Equity Dividend Fund LVIP BlackRock Real Estate Fund LVIP Dimensional U.S. Core Equity 1 Fund LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund LVIP Franklin Templeton Multi-Factor International Equity Fund LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund LVIP MFS International Growth Fund LVIP MFS Value Fund LVIP Mondrian International Value Fund LVIP Nomura Mid Cap Value Fund LVIP Nomura SMID Cap Core Fund LVIP Nomura Social Awareness Fund LVIP Nomura U.S. REIT Fund LVIP State Street International Index Fund LVIP State Street S&P 500 Index Fund LVIP State Street Small-Cap Index Fund LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP Wellington SMID Cap Value Fund MFS VIT Utilities Series Nomura VIP Emerging Markets Series Nomura VIP Small Cap Value SeriesThe fixed accounts are not available with these riders. As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. LVIP American Balanced Allocation Fund LVIP American Century Balanced Fund LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Income Allocation Fund LVIP BlackRock Global Allocation Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP Global Moderate Allocation Managed Risk Fund LVIP Government Money Market Fund LVIP JPMorgan Retirement Income Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund LVIP Nomura Diversified Floating Rate FundLVIP State Street Bond Index Fund LVIP State Street Moderate Index Allocation Fund LVIP Structured Moderate Allocation Fund
Lincoln PathBuilder Income IRA | Invesco V.I. EQV International Equity Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series II Shares
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Lincoln PathBuilder Income IRA | LVIP AllianceBernstein Large Cap Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	13.37%
Lincoln PathBuilder Income IRA | LVIP American Balanced Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Balanced Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Lincoln PathBuilder Income IRA | LVIP American Century Balanced Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Lincoln PathBuilder Income IRA | LVIP American Century Large Company Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Large Company Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Lincoln PathBuilder Income IRA | LVIP American Century Ultra Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	17.00%
Lincoln PathBuilder Income IRA | LVIP American Century Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Lincoln PathBuilder Income IRA | LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Lincoln PathBuilder Income IRA | LVIP American Global Growth Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Global Growth Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.23%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Lincoln PathBuilder Income IRA | LVIP American Growth Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	19.82%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	17.55%
Lincoln PathBuilder Income IRA | LVIP American Growth-Income Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth-Income Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	13.52%
Lincoln PathBuilder Income IRA | LVIP American Income Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Income Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Lincoln PathBuilder Income IRA | LVIP American International Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American International Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	26.27%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Lincoln PathBuilder Income IRA | LVIP Baron Growth Opportunities Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	8.78%
Lincoln PathBuilder Income IRA | LVIP BlackRock Equity Dividend Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Equity Dividend Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Lincoln PathBuilder Income IRA | LVIP BlackRock Global Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Lincoln PathBuilder Income IRA | LVIP BlackRock Inflation Protected Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.76%
Lincoln PathBuilder Income IRA | LVIP BlackRock Real Estate Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Lincoln PathBuilder Income IRA | LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.26%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Lincoln PathBuilder Income IRA | LVIP Fidelity Institutional AM Total Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
Lincoln PathBuilder Income IRA | LVIP Franklin Templeton Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.88%
Lincoln PathBuilder Income IRA | LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	33.98%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Lincoln PathBuilder Income IRA | LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	35.26%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Lincoln PathBuilder Income IRA | LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.39%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	13.26%
Lincoln PathBuilder Income IRA | LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	13.30%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	9.93%
Lincoln PathBuilder Income IRA | LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Lincoln PathBuilder Income IRA | LVIP Government Money Market Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Lincoln PathBuilder Income IRA | LVIP JPMorgan Retirement Income Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Lincoln PathBuilder Income IRA | LVIP JPMorgan Short Duration Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP JPMorgan Short Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Lincoln PathBuilder Income IRA | LVIP MFS International Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	18.81%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Lincoln PathBuilder Income IRA | LVIP MFS Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Lincoln PathBuilder Income IRA | LVIP Mondrian Global Income Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	(3.54%)
Average Annual Total Returns, 10 Years [Percent]	0.11%
Lincoln PathBuilder Income IRA | LVIP Mondrian International Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Lincoln PathBuilder Income IRA | LVIP Nomura Diversified Floating Rate Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Nomura Diversified Floating Rate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Lincoln PathBuilder Income IRA | LVIP Nomura Mid Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Lincoln PathBuilder Income IRA | LVIP Nomura SMID Cap Core Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura SMID Cap Core Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Lincoln PathBuilder Income IRA | LVIP Nomura Social Awareness Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura Social Awareness Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	13.13%
Lincoln PathBuilder Income IRA | LVIP Nomura U.S. REIT Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Nomura U.S. REIT Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Lincoln PathBuilder Income IRA | LVIP State Street Bond Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP State Street Bond Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.53%
Average Annual Total Returns, 5 Years [Percent]	(0.97%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
Lincoln PathBuilder Income IRA | LVIP State Street International Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Lincoln PathBuilder Income IRA | LVIP State Street Moderate Index Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Moderate Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Lincoln PathBuilder Income IRA | LVIP State Street SP 500 Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Lincoln PathBuilder Income IRA | LVIP State Street Small-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Lincoln PathBuilder Income IRA | LVIP Structured Moderate Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.98%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Lincoln PathBuilder Income IRA | LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	12.62%
Lincoln PathBuilder Income IRA | LVIP Wellington SMID Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Lincoln PathBuilder Income IRA | MFS® VIT Utilities Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Lincoln PathBuilder Income IRA | Nomura VIP Emerging Markets Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series - Service Class
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	80.77%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Lincoln PathBuilder Income IRA | Nomura VIP Small Cap Value Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Lincoln PathBuilder Income IRA | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Before The Annuity Commencement Date A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. The Death Benefit terminates if you elect an annuitization option. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Lincoln PathBuilder Income IRA | Account Value Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the death claim is approved. The amount of Death Benefit paid equals $12,000.
Lincoln PathBuilder Income IRA | Guaranteed Withdrawal Benefit
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.00%
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]	As percentage of the Income Base established at the time of the contract issue, as increased Automatic Step-ups and decreased upon an Excess Withdrawal. This charge is deducted from the Contract Value on a quarterly basis.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,872
Surrender Expense, 3 Years, Maximum [Dollars]	11,745
Surrender Expense, 5 Years, Maximum [Dollars]	19,794
Surrender Expense, 10 Years, Maximum [Dollars]	40,713
Annuitized Expense, 1 Year, Maximum [Dollars]	3,872
Annuitized Expense, 3 Years, Maximum [Dollars]	11,745
Annuitized Expense, 5 Years, Maximum [Dollars]	19,794
Annuitized Expense, 10 Years, Maximum [Dollars]	40,713
No Surrender Expense, 1 Year, Maximum [Dollars]	3,872
No Surrender Expense, 3 Years, Maximum [Dollars]	11,745
No Surrender Expense, 5 Years, Maximum [Dollars]	19,794
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 40,713
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Withdrawal Benefit
Purpose of Benefit [Text Block]	●Guaranteed lifetime periodic withdrawals;●Automatic step-ups of the Income Base.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]	As percentage of the Income Base established at the time of the contract issue, as increased Automatic Step-ups and decreased upon an Excess Withdrawal. This charge is deducted from the Contract Value on a quarterly basis.
Brief Restrictions / Limitations [Text Block]	Excess Withdrawals could significantly reduce or terminate the benefit. ●Investment Requirements apply.
Name of Benefit [Text Block]	Guaranteed Withdrawal Benefit
Operation of Benefit [Text Block]	Guaranteed Withdrawal Benefit The Guaranteed Withdrawal Benefit provides for each Annuitant (and spouse if the joint life option is elected): ●Guaranteed lifetime periodic withdrawals up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base; and ●Automatic Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base and the maximum age(s) has not been reached. Please note any withdrawals made prior to the Guaranteed Annual Income effective date or that exceed the Guaranteed Annual Income amount (referred to as Excess Withdrawals) may significantly reduce the Income Base as well as the Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the benefit if the Income Base is reduced to zero. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage and the Guaranteed Annual Income amount are considered Excess Withdrawals. The Guaranteed Withdrawal Benefit rider is part of your annuity contract at the time of issue and will be effective on the Contract's effective date. You must have this rider on your Contract to maintain the guarantees carried over from the variable annuity contract under your former retirement plan. There are two versions of the rider. Depending on which phase you are in when you purchase the Contract and roll over your money into this Contract, the accumulation phase or the annuity phase, the corresponding rider will be issued with your Contract. Rider 1 (“Rider 1”) will be issued if you have previously established a Guaranteed Annual Income effective date and are already taking Guaranteed Annual Income withdrawals under your former retirement plan. Rider 2 (“Rider 2”) will be issued if you have not yet established a Guaranteed Annual Income effective date and intend to begin taking Guaranteed Annual Income withdrawals at some time in the future. The version of the rider issued to your Contract cannot be changed. The Guaranteed Withdrawal Benefit provides guaranteed, periodic withdrawals for your life or for the lives of you and your spouse (joint life option) regardless of the investment performance of the Contract, provided that certain conditions are met. If you elected a measuring life option (single or joint) under the variable annuity contract under your former retirement plan, that same election must be made in this Contract. Otherwise you must elect the measuring life option when you purchase the Contract. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from Contract Value, but is not available as a separate benefit upon death or surrender. The Income Base will be carried over from the variable annuity under your previous retirement plan. The Income Base will be increased by Automatic Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Guaranteed Withdrawal Benefit provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after you (single life option) or the younger of you or your spouse (joint life option) reach the stated minimum age for your rider. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age-based and may increase over time. With the single life option, you may receive Guaranteed Annual Income payments for life. Under the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available. The Guaranteed Withdrawal Benefit will limit your ability to invest within the Subaccounts offered within your Contract. You will be required to adhere to Investment Requirements. In addition, the fixed account is not available. See Appendix B – Investment Requirements. Income Base. The Income Base is a value used to calculate the Guaranteed Annual Income amount. The Income Base is not available as a lump sum withdrawal or as a Death Benefit. The initial Income Base is the amount that was transferred from the variable annuity contract under your former retirement plan. The maximum Income Base is indicated on your contract specifications page. This maximum takes into consideration the total guaranteed amounts under the living benefit riders of all Lincoln Life contracts (or Contracts issued by our affiliates) in which you (and/or your spouse if joint life option) are the covered lives. Excess Withdrawals including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount and amounts deducted for the Guaranteed Withdrawal Benefit charge will not reduce the Income Base. All withdrawals prior to the Guaranteed Annual Income effective date are considered Excess Withdrawals. Automatic Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on the Valuation Date immediately prior to each Benefit Year anniversary if: a)the Annuitant (single life option), or the Annuitant or spouse (joint life option) are still living and under age 86 (if both spouses are living, they both must be under age 86); b)the Contract Value on that Valuation Date, after the deduction of any withdrawals (including the Guaranteed Withdrawal Benefit charge and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value) is equal to or greater than the Income Base; and c)the Benefit Year Anniversary satisfies the requirements for Automatic Step-ups under the rider specifications provisions. The Automatic Step-up is available even in those years when a withdrawal has occurred. Following is an example of how the Automatic Step-ups may work (assuming no withdrawals):
	Contract Value	Income Base
Initial Rollover Money $50,000	$50,000	$50,000
Valuation Date immediately prior to 1st Benefit Year anniversary	$54,000	$54,000
Valuation Date immediately prior to 2nd Benefit Year anniversary	$53,900	$54,000
Valuation Date immediately prior to 3rd Benefit Year anniversary	$57,000	$57,000
Valuation Date immediately prior to 4th Benefit Year anniversary	$64,000	$64,000
Withdrawal Amount. For Rider 1, since the Guaranteed Annual Income effective date was established under the variable annuity contract under your former retirement plan, Guaranteed Annual Income withdrawals will continue under the Contract, using the same Guaranteed Annual Income calculation and withdrawal percentage that were previously established and will not change for the duration of the Contract. If the rider effective date is not the same as the Benefit Year anniversary date, you will receive only the amount of Guaranteed Annual Income remaining from your former contract for that Benefit Year until your next Benefit Year anniversary. For Rider 2, you may request to begin Guaranteed Annual Income withdrawals by submitting a request to the Home Office. The Valuation Date the request is approved is the Guaranteed Annual Income effective date. At that time, you will elect either the single life option or the joint life option of the Guaranteed Withdrawal Benefit. After the Guaranteed Annual Income effective date, periodic withdrawals up to the Guaranteed Annual Income amount may be taken each Benefit Year for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as the Guaranteed Annual Income amount is greater than zero. Guaranteed Annual Income withdrawals may be taken once you (single life option) or the younger of you and your spouse (joint life option) attain the age as set forth in the tables below and corresponds to the Guaranteed Annual Income rate table under your former retirement plan. If the Guaranteed Annual Income effective date does not occur on a Benefit Year anniversary, the Guaranteed Annual Income amount for the first year will be prorated based on the number of days remaining in that Benefit Year. Upon the Guaranteed Annual Income effective date, the Guaranteed Annual Income percentage is calculated, based on your age (single life option) or the age of the younger of you and your spouse (joint life option) and the Guaranteed Annual Income rate table from the group annuity contract under your former retirement plan as reflected in either Table A or Table B below. If the entire Guaranteed Annual Income amount is not withdrawn during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. Table A – Guaranteed Annual Income Percentages
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income percentage	Age of spouse	Guaranteed Annual Income percentage
60 – 64	4.00%	60 – 64	3.50%
65 – 70	5.00%	65 – 70	4.50%
71+	6.00%	71+	5.50%
Table B – Guaranteed Annual Income Percentages
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income percentage	Age of spouse	Guaranteed Annual Income percentage
55 – 59	0.00%	55 – 59	3.50%
60 – 64	0.00%	60 – 64	4.00%
65+	5.00%	65+	4.50%
Any changes to the rates in these Tables will be outlined in a supplement to the prospectus. Any adverse changes will not impact current Contractowners. If the Contract Value is reduced to zero while receiving a Guaranteed Annual Income amount because of market performance or the Guaranteed Withdrawal Benefit charges, payments equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse's life if applicable). The remaining Income Base is not available as a lump sum withdrawal. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the Guaranteed Withdrawal Benefit will terminate, and you will have no more rights or benefits under this Contract. Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The example assumes that the Annuitant is age 62 (4% Guaranteed Annual Income percentage for single life option) on the Guaranteed Annual Income effective date, the Guaranteed Annual Income effective date is on a Benefit Year anniversary, and the Income Base is $200,000:
Contract Value on the Guaranteed Annual Income effective date	$200,000
Income Base on the Guaranteed Annual Income effective date	$200,000
Initial Guaranteed Annual Income amount on the Guaranteed Annual Income effective date ($200,000 x 4%)	$8,000
Contract Value six months after Guaranteed Annual Income effective date	$210,000
Income Base six months after Guaranteed Annual Income effective date	$200,000
Withdrawal six months after Guaranteed Annual Income effective date when Annuitant is still age 62	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
For Rider 1 and Rider 2, in addition to the Guaranteed Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawals in excess of 1.25% of your Contract Value will reduce the amount of available Guaranteed Annual Income each year and will be considered a withdrawal. Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or are withdrawals made prior to the Guaranteed Annual Income effective date. Withdrawals for the Guaranteed Withdrawal Benefit charge are not treated as Excess Withdrawals. Advisory Fee Withdrawals made prior to the Guaranteed Annual Income effective date, or that exceed the Advisory Fee Withdrawal percentage and the Guaranteed Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs the Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal. We will provide to you quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Automatic Step-ups and Excess Withdrawals) available for the Benefit Year, if applicable, in order to determine whether a withdrawal may be an Excess Withdrawal. Questions regarding Excess Withdrawals should be referred to the customer service number provided on the front page of this prospectus. The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value. The example assumes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base. If there are multiple GAI tables in effect, the Income Base allocated to each rate Table will be reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. Prior to Excess Withdrawal: Contract Value = $60,000 Income Base = $85,000 Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)
After a $12,000 Withdrawal, $3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal.
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced: Contract Value = $56,600 ($60,000 - $3,400) Income Base = $85,000 The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 ÷ $56,600) Contract Value = $48,000 ($56,600 - $8,600) Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81) On the following Benefit Year anniversary: Contract Value = $43,000 Income Base = $72,084.81 Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81 Income Base) In a declining market, Excess Withdrawals may significantly reduce the Income Base as well as the Guaranteed Annual Income amount. If the Income Base or Contract Value is reduced to zero due to an Excess Withdrawal the Guaranteed Withdrawal Benefit will terminate and you will have no more rights or benefits under this Contract. After the Guaranteed Annual Income effective date, withdrawals will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: ●Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD; ●The RMD calculation must be based only on the Contract Value in this Contract; and ●No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph). If RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the greater of the Guaranteed Annual Income amount or RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals. Death Prior to the Annuity Commencement Date. The Guaranteed Withdrawal Benefit has no provision for a payout of the Income Base upon death of the Annuitant. A Death Benefit may be paid to the Beneficiary if the conditions set forth below are met. Payment of a Death Benefit terminates the Guaranteed Withdrawal Benefit for you and your surviving spouse if applicable. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Upon the death of the Annuitant prior to the Guaranteed Annual Income effective date or upon the Annuitant’s death with the single life option, the Guaranteed Withdrawal Benefit will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse unless a Death Benefit is paid out if available. Upon the death of the surviving spouse, the Guaranteed Withdrawal Benefit will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Termination. You may terminate the Contract, including the Guaranteed Withdrawal Benefit, by notifying us in writing and surrendering your Contract. The Guaranteed Withdrawal Benefit will automatically terminate: ●on the Annuity Commencement Date; or ●upon the death of the Annuitant prior to the Guaranteed Annual Income effective date or under the single life option; or ●upon the death of the survivor under the joint life option; or ●when the Income Base or Contract Value is reduced to zero due to an Excess Withdrawal. The termination of the Guaranteed Withdrawal Benefit will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of the Guaranteed Withdrawal Benefit, the benefits and charges provided by the Contract will terminate and any Contract Value must be removed from this Contract.
Lincoln PathBuilder Income IRA | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	N/A.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln PathBuilder Income IRA | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service (AWS)
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	N/A●Withdrawals are subject to applicable surrender charges, taxes, and tax penalties.●May result in Excess Withdrawals under certain optional benefits.
Name of Benefit [Text Block]	Automatic Withdrawal Service (AWS)
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
Lincoln PathBuilder Income IRA | Advisory Fee Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states.●You may take Advisory Fee Withdrawals up to 1.25% annually without negatively impacting your rider guarantees. ●The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Lincoln PathBuilder Income IRA | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay a Death Benefit to the designated Beneficiary(s). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Death Benefit is not distributed within five years of the Contractowner’s date of death, for any reason, including the claim was not presented in Good Order, then the Company will pay the proceeds to the Beneficiary. If the Contract is a qualified contract or IRA, then according to the IRC, the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. If the Contract is not distributed within the ten-year deadline, for any reason, including that the claim was not presented in Good Order, the balance is treated as a required minimum distribution under the Internal Revenue Code and subject to a 50% tax. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln PathBuilder Income IRA | Fees Associated with Fee-Based Financial Plans
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Fees Associated with Fee-Based Financial Plans. You may have purchased this Contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your financial professional, and is covered in a separate agreement between you and your financial professional. Lincoln has not made any independent review of your financial professional. You may provide authorization to have Advisory Fee Withdrawals deducted from your Contract Value, if certain conditions apply. Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate authorization form that is available from your financial professional. Additionally, you may authorize your financial professional to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option and one-time withdrawals will be noted on your quarterly statement as an Advisory Fee Withdrawal. This AWS service may not be available through all broker-dealers. Advisory Fee Withdrawals may not impact benefits and values under a Death Benefit or the Guaranteed Withdrawal Benefit if certain criteria are met. See the Death Benefit and Guaranteed Withdrawal Benefit sections of this prospectus for more information on how withdrawals affect these benefits. The Advisory Fee Withdrawal treatment may not be available in all states. Advisory Fee Withdrawals will not be treated as a distribution for federal tax purposes if certain conditions are met. See Federal Tax Matters – Payment of Investment Advisory Fees for more information. Regardless of how the Advisory Fee Withdrawal is treated for federal tax purposes, an Advisory Fee Withdrawal from the Contract will always reduce the Contract Value and Contract Value portion of the elected Death Benefit on a dollar for dollar basis. For example, if your Account Value is $100,000, and your annual Advisory Fee Withdrawals equal 1.00% of your Contract Value, your Advisory Fee is $1,000. Since your Advisory Fee Withdrawal percentage is under the Advisory Fee Withdrawal limit of 1.25%, your withdrawal will not be treated as a withdrawal, and there is no negative impact to the guarantees under your Guaranteed Withdrawal Benefit. If your annual Advisory Fee Withdrawals equal 1.30% of your Account Value, your Advisory Fee is $1,300. Since your Advisory Fee Withdrawal percentage is greater than the Advisory Fee Withdrawal limit of 1.25%, the percentage of total advisory fees that exceed 1.25% will be treated as a withdrawal and will reduce the guarantees under the Guaranteed Withdrawal Benefit.
Lincoln PathBuilder Income IRA | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in this Contract, including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Any guarantees under the Guaranteed Withdrawal Benefit will be lost if your Contract Value is fully withdrawn or your Contract is liquidated. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Lincoln PathBuilder Income IRA | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon.
Lincoln PathBuilder Income IRA | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.●Each investment option has its own unique risks.●You should review the available investment options before making an investment decision.
Lincoln PathBuilder Income IRA | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Lincoln PathBuilder Income IRA | Variable Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
Lincoln PathBuilder Income IRA | Investment Requirements Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Requirements Risk. You will be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. See Appendix B – Investment Requirements. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements.
Lincoln PathBuilder Income IRA | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Lincoln PathBuilder Income IRA | Withdrawal Risk (Illiquidity Risk)
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. Any withdrawals will reduce the value of your Contract or the amount of money that you ultimately receive and could result in termination of the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, Excess Withdrawals or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. See The Contracts – Surrender and Withdrawals and Guaranteed Withdrawal Benefit.
Lincoln PathBuilder Income IRA | Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options will also be restricted as a result of Investment Requirements.
Lincoln PathBuilder Income IRA | Deduction of Advisory Fee Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See Benefits Available Under the Contract — Advisory Fee Withdrawals for Optional Rider(s).
Lincoln PathBuilder Income IRA | Fee and Expense Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Lincoln PathBuilder Income IRA | Tax Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Risk. You do not receive any additional tax deferral under a Contract purchased through a tax-qualified plan or IRA. Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½. Investments of the VAA must be diversified, and federal income tax law limits your right to choose particular investments of the Contract. We will withhold the taxable portion of each distribution made under a Contract unless you notify us in writing prior to the distribution that tax Is not to be withheld.
Lincoln PathBuilder Income IRA | Financial Strength and Claims-Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are funded by our general account and are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Lincoln PathBuilder Income IRA | Cybersecurity and Business Interuption Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.